Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Stockholders' Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 14: STOCKHOLDERS’ EQUITY

A summary of outstanding options is included below:

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,620,000	7.44	$0.28	4,196,314	$0.31
$0.66 - $0.79	30,000	5.79	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.34	3.73	15,500	$3.73
	7,665,500	7.43	$0.29

	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2017	7,190,500	$0.29
Granted	575,000	0.29
Exercised	-	-
Forfeited or expired	(100,000)	0.19
Balance, March 31, 2018	7,665,500	$0.29

The weighted average remaining contractual life for options exercisable is 7.43 years as of March 31, 2018.

NOTE 12: STOCKHOLDERS’ EQUITY

On August 9, 2017, our Board of Directors authorized a program to repurchase up to 5 million shares of our outstanding common stock through August 9, 2019. The authorization allows for the repurchases to be conducted through open market or privately negotiated transactions. Shares acquired under the stock repurchase program are expected to be retired and returned to the status of authorized but unissued shares of common stock. The stock repurchase program can be suspended, modified or discontinued at any time at our discretion. During the fourth quarter of 2017, 1,185,968 shares of common stock were repurchased at an aggregate price of $149 and were immediately cancelled.

On September 1, 2017, the Company issued to the prior shareholders of ConeXus 5,631,373 shares of common stock valued at $0.35 per share for a total of $1,971 to settle the contingency of the Company in the ConeXus merger. 3,198,054 of these shares were issued to Rick Mills, a majority shareholder of ConeXus, a related party, and the CEO of Creative Realities, Inc. Since the measurement period for the business combination has expired, the issuance of the shares is recognized as a charge to operations during the year of $1.9 million.

In May 2017, the Company paid a vendor for services at a value of $500 with the issuance of 1,960,784 shares of common stock.

During 2017, accredited investors converted 2,245,511 shares of Convertible Preferred Stock in exchange for 8,806,906 shares of common stock. During 2016, accredited investors converted 307,500 shares of Convertible Preferred Stock in exchange for 1,205,882 shares of common stock. In conjunction with the structured settlement program, the Company issued 409,347 shares of its restricted common stock to creditors and 809,842 shares of stock were issued to investors (see Note 8).

A summary of outstanding options is included below:

		Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Range of Exercise	Number	Contractual	Exercise	Options	Exercise
Prices between	Outstanding	Life	Price	Exercisable	Price
$0.18 - $0.65	7,145,000	7.51	$0.28	3,833,956	$0.31
$0.66 - $0.79	30,000	6.04	0.79	30,000	$0.79
$0.80 - $12.25	15,500	4.59	3.73	15,500	$3.73
	7,190,500	7.50	$0.29

	Options	Weighted Average
	Outstanding	Exercise Price
Balance, December 31, 2016	7,490,499	$0.29
Granted	-	-
Exercised	-	-
Forfeited or expired	299,999	0.18
Balance, December 31, 2017	7,190,500	$0.29

The weighted average remaining contractual life for options exercisable is 7.50 years as of December 31, 2017.